Fixed Assets Held For Sale (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]

Assets Held for Sale consists of the following at:

	March 31,	December 31,
	2013	2012

Trucks and vehicles	$428,332	$1,655,413
Accumulated depreciation	(356,990)	(1,350,984)
Assets held for sale - net	$71,342	$304,429

Assets Held for Sale consists of the following at December 31, 2012:

	December 31,
	2012	2011

Trucks and vehicles	$1,655,413	$1,634,880
Accumulated depreciation	(1,350,984)	(1,222,049)
Assets held for sale - net	$304,429	$412,831